SPIRIT OF AMERICA INVESTMENT FUND, INC.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

Class A Shares – TICKER: SOAAX

SPIRIT OF AMERICA LARGE CAP VALUE FUND

Class A Shares – TICKER: SOAVX

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

Class A Shares – TICKER: SOAMX

SPIRIT OF AMERICA INCOME FUND

Class A Shares – TICKER: SOAIX

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND

Class A Shares – TICKER: SOAOX

Each a Series of Spirit of America Investment Fund, Inc.

SUPPLEMENT DATED DECEMBER 29, 2015 TO THE SPIRIT OF AMERICA INVESTMENT FUND, INC. PROSPECTUS DATED APRIL 30, 2015, AS AMENDED

(CLASS A SHARES)

EFFECTIVE AS OF NOVEMBER 18, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE IN THE SUMMARY SECTION FOR THE REAL ESTATE FUND ON PAGE 4 OF THE PROSPECTUS:

Portfolio Manager: William Mason serves as the Portfolio Manager and is primarily responsible for the day-to-day management of the Real Estate Fund. Douglas Revello serves as the Co-Portfolio Manager of the Real Estate Fund. Mr. Mason joined the Adviser on February 29, 2008. Mr. Mason also currently manages the Income Fund which commenced operations on December 31, 2008, and the Opportunity Fund which commenced operations on July 8, 2013, and manages the Energy Fund as of November 18, 2015. Prior to managing the Income Fund, Mr. Mason was the Portfolio Manager of the Municipal Tax Free Bond Fund from February 29, 2008 through May 17, 2009. Mr. Revello has been associated with the Adviser since May 18, 2009 as the Co-Portfolio Manager of the Municipal Tax Free Bond Fund through November 17, 2015, and was designated Portfolio Manager on November 18, 2015.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Real Estate Fund.

EFFECTIVE AS OF NOVEMBER 18, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE IN THE SUMMARY SECTION FOR THE VALUE FUND ON PAGE 8 OF THE PROSPECTUS:

Portfolio Manager: Alpana Sen serves as the Portfolio Manager and is primarily responsible for the day-to-day portfolio management of the Value Fund. Douglas Revello serves as Co-Portfolio Manager of the Value Fund. Ms. Sen joined the Adviser on September 29, 2008. Mr. Revello has been associated with the Adviser since May 18, 2009 as the Co-Portfolio Manager of the Municipal Tax Free Bond Fund through November 17, 2015 and was designated Portfolio Manager on November 18, 2015.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Value Fund.

EFFECTIVE AS OF NOVEMBER 18, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE IN THE SUMMARY SECTION FOR THE MUNICIPAL TAX FREE BOND FUND ON PAGE 13 OF THE PROSPECTUS:

Portfolio Manager: Douglas Revello serves as the Portfolio Manager and is primarily responsible for the day-to-day management of the Municipal Tax Free Bond Fund. Mr. Revello has been associated with the Adviser since May 18, 2009.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Municipal Tax Free Bond Fund.

EFFECTIVE AS OF NOVEMBER 18, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE IN THE SUMMARY SECTION FOR THE INCOME FUND ON PAGE 18 OF THE PROSPECTUS:

Portfolio Manager: William Mason serves as the Portfolio Manager and is primarily responsible for the day-to-day management of the Income Fund. Mark Reilly serves as a Co-Portfolio Manager of the Income Fund. Mr. Mason joined the Adviser on February 29, 2008. Mr. Mason also currently manages the Opportunity Fund which commenced operations on July 8, 2013, and manages the Real Estate Fund and Energy Fund as of November 18, 2015. Prior to managing the Income Fund, Mr. Mason was the Portfolio Manager of the Municipal Tax Free Bond Fund from February 29, 2008 through May 17, 2009. Mr. Reilly joined the Adviser on November 18, 2015 and has over 20 years’ experience trading Tax-Free Municipal bonds, Taxable Municipal bonds, and Mortgage Backed Securities. Mr. Reilly had most recently served as David Lerner Associates, Inc.’s (“DLA”), the Funds’ principal underwriter and distributor’s, head fixed income trader from November 2012 until November 17, 2015.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Income Fund.

EFFECTIVE AS OF NOVEMBER 18, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE IN THE SUMMARY SECTION FOR THE OPPORTUNITY FUND ON PAGES 24 AND 25 OF THE PROSPECTUS:

Portfolio Manager: William Mason serves as the Portfolio Manager and is primarily responsible for the day-to-day management of the Opportunity Fund. Lauren Reilly serves as Co-Portfolio Manager of the Opportunity Fund. Mr. Mason joined the Adviser on February 29, 2008. Mr. Mason also currently manages the Income Fund which commenced operations on December 31, 2008, and manages the Real Estate Fund and Energy Fund as of November 18, 2015. Prior to managing the Income Fund, Mr. Mason was the Portfolio Manager of the Municipal Tax Free Bond Fund from February 29, 2008 through May 17, 2009. Ms. Reilly has been an analyst with the Adviser since 2010.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Opportunity Fund.

EFFECTIVE AS OF NOVEMBER 18, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE TO THE SUB-SECTIONS TITLED “PORTFOLIO MANAGERS” AND “LEGAL PROCEEDINGS” IN THE SECTION TITLED “MANAGEMENT OF THE FUNDS” ON PAGES 40 THROUGH 42 OF THE PROSPECTUS WITH THE FOLLOWING:

Portfolio Managers

William Mason serves as the Portfolio Manager and is primarily responsible for the day-to-day management of the Real Estate Fund. Mr. Mason joined the Adviser on February 29, 2008. Prior (and in addition) to managing the Real Estate Fund and the Energy Fund, Mr. Mason currently manages the Income Fund which commenced operations on December 31, 2008, and currently manages the Opportunity Fund which commenced operations on July 8, 2013. Prior to managing the Income Fund, Mr. Mason was the portfolio manager of the Municipal Tax Free Bond Fund from February 29, 2008 through May 17, 2009. Mr. Mason’s career spans over thirty-five years in the municipal bond industry and includes over twenty years with DLA where he was the Executive Vice President of Fixed Income Trading. On behalf of DLA, he managed trading, underwriting, institutional sales and dealer sales covering products such as, municipal bonds, treasuries, collateralized mortgage obligations, corporate bonds and unit investment trusts. He also managed DLA’s proprietary fixed-income trading accounts. His career began at Merrill Lynch in 1980 in back office operations until he advanced to the trading department where he stayed until 1983. Mr. Mason then moved to Morgan Stanley where he was the Manager of Trading Operations from 1983 until 1985 when he became an Institutional Trader. In 1988 he left Morgan Stanley and started working at DLA where he became Head of the Trading Department. He is also a member of the Municipal Bond Club of New York. Mr. Mason holds a General Securities Principal (Series 24) License, Municipal Securities Principal (Series 53) License, General Securities Representative (Series 7) License, and Uniform Securities Agent State Law Examination (Series 63) license.

Alpana Sen serves as the Senior Portfolio Manager and is primarily responsible for the day-to-day portfolio management of the Value Fund. She joined the Adviser on September 29, 2008. Prior to joining the Adviser, Ms. Sen worked at Morgan Stanley Investment Management for approximately 11 years where her last title held was Vice President in the Quantitative Strategies Group and where she was responsible for fundamental analyses on equity securities. Ms. Sen received her M.B.A in Finance from Pace University in 1997. In addition, she passed the CFA Level I exam and possesses a Series 7 general securities representative’s license.

Douglas Revello serves as the Portfolio Manager and is primarily responsible for the day-to-day management of the Municipal Tax Free Bond Fund. He also serves as Co-Portfolio Manager of the Value Fund and the Real Estate Fund beginning November 18, 2015. He joined the Adviser on May 18, 2009. Prior to joining the Adviser, Mr. Revello worked at DLA, the Funds’ principal underwriter and distributor, as a municipal bond underwriter for approximately 21 years. He was also previously employed by J.P. Morgan and Drexel, Burnham & Lambert. Mr. Revello received a Master of Business Administration from Dowling College. In addition, Mr. Revello holds a General Securities Representative (Series 7) license, and Uniform Securities Agent State Law Examination (Series 63) license.

Mark Reilly serves as the Co-Portfolio Manager of the Income Fund, beginning his service with the Adviser on November 18, 2015. Prior to joining the Adviser, Mr. Reilly worked at DLA, the Funds’ principal underwriter and distributor, as head fixed income trader from November 2012 until November 17, 2015 and has over 20 years’ experience trading Tax-Free Municipal bonds, Taxable Municipal bonds, and Mortgage Backed Securities. Mr. Reilly has a Bachelor’s degree in finance from Adelphi University School of Banking and Money Management and began his career in finance in 1993 with DLA. He is a member of Municipal Bond Club of New York and holds several industry registrations, including Series 7, Series 63, and registered principal series 23.”

Lauren Reilly serves as a Co-Portfolio Manager for the Opportunity Fund. Ms. Reilly maintains a General Securities Representative (Series 7) License; has eleven (11) years’ industry experience, including over five (5) years as an analyst for the Adviser; and has a degree in financial economics from Binghamton University.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Legal Proceedings

On May 7, 2010, each of William Mason, the Portfolio Manager for the Income Fund, Real Estate Fund and Opportunity Fund, and DLA, the Fund’s principal underwriter and distributor, received a Notice of Complaint from the Department of Enforcement of the Financial Industry Regulatory Authority (“FINRA”) relating to Mr. Mason’s activities as head of the fixed income trading department of DLA and DLA’s activities as a municipal securities and collateralized mortgage obligations dealer. The Notice of Complaint alleged that each of Mr. Mason and DLA had violated certain NASD and Municipal Securities Rule Making Board fair pricing rules relating to the period January 1, 2005 through January 31, 2007. On April 4, 2012, a FINRA hearing panel issued a decision in this matter, finding that DLA willfully charged excessive markups on certain municipal bond and CMO transactions involving customers, and assessed monetary fines and other sanctions against DLA and Mr. Mason, including the suspension described below. Both DLA and Mr. Mason appealed the decision.

On May 27, 2011, FINRA filed a complaint against DLA, the Fund’s principal underwriter and distributor, related to its sales practices in connection with its role as managing dealer of an unaffiliated Real Estate Investment Trust offering, Apple REIT Ten, Inc. (“Apple REIT”). More specifically, FINRA alleged that DLA failed to conduct adequate due diligence, thereby leaving it without a reasonable basis for recommending customer purchases of Apple REIT, in addition to using false, exaggerated and misleading statements regarding the performance of earlier closed Apple REITs. In June 2011, several class action complaints were filed against DLA, Apple REIT entities and certain individuals, also in connection with the sale of various Apple REIT securities. In January 2012, FINRA amended its complaint to add David Lerner as an individual respondent and alleged violations of Section 17(a) of the Securities Act of 1933, as amended, including allegations of false, exaggerated and misleading communications to the public, through customer correspondence and investment seminars, about the investment returns, market values, performance of earlier closed Apple REITs as well as allegations of untrue statements and/or omitted material facts concerning the prior performance, steady distribution rates, unchanging valuations, and prospects of the earlier closed Apple REITs and/or Apple REIT. On October 22, 2012, DLA, Mr. Lerner and Mr. Mason settled all of the foregoing FINRA investigations and actions involving Apple REIT securities and municipal bond and collateralized mortgage obligation pricing. Without admitting or denying the allegations, in connection with the settlement, DLA, Mr. Lerner and Mr. Mason each agreed, among other things, to pay a fine; and Mr. Lerner agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of one year and in any principal capacity for a period of two years thereafter beginning on November 19, 2012; and Mr. Mason agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of six months, which suspension ended on June 16, 2013. The fines and suspensions do not involve the Funds or the Adviser. On April 3, 2013, the class action complaints were dismissed, with prejudice, in their entirety. On April 12, 2013, plaintiffs filed a notice of appeal of the class action dismissal. On April 23, 2014, the United States Court of

Appeals for the Second Circuit substantially affirmed the April 3, 2013 decision of United States District Judge, Kiyo A. Matsumoto, dismissing with prejudice the class action complaint in In Re Apple REITs Litigation. The Second Circuit held that Judge Matsumoto correctly found that there were no material misrepresentations or omissions in the offering materials for Apple REITs Six through Ten. The appeals court upheld dismissal of ten of the thirteen claims in the case, including all federal and state securities law claims, and also upheld Judge Matsumoto’s refusal to allow plaintiffs to amend their complaint. The appeals court remanded three state common law claims to the District Court for the Eastern District of New York for further proceedings. On March 25, 2015, the District Court dismissed the remaining state common law claims against DLA, with prejudice. Plaintiffs did not file an appeal. Neither the Adviser nor the Funds were a party to any of the investigations or actions listed in this section.

In October 2013, a class action litigation, titled Lewis v. Delaware Charter Guarantee & Trust Company, et al., (the “Litigation”) was commenced in federal court in Nevada against DLA, the Funds’ principal underwriter and distributor, along with other defendants, alleging, inter alia, breach of fiduciary duty, aiding and abetting breach of fiduciary duty, negligence and misrepresentation. The plaintiffs, purportedly customers who maintain individual retirement accounts at DLA which contained non-traded REIT securities, allege, among other things, that the defendants failed to accurately provide annual fair market values for those REIT securities. The Litigation was transferred to the U.S. District Court for the Eastern District of New York. On March 30, 2015, the District Court dismissed all claims against DLA, with prejudice. While it is unlikely that plaintiffs will appeal or that such appeal would be successful, there cannot be any assurance that if the class action plaintiffs were to ultimately be successful in the pursuit of an appeal of the decision dismissing the claims against DLA that such outcome would not materially affect DLA’s ability to act as the Funds’ principal underwriter and distributor, although it is not considered likely at this time that such material and adverse effects would occur. Neither the Adviser nor the Funds were a party to the Litigation.

EFFECTIVE AS OF NOVEMBER 18, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE TO THE SUB-SECTIONS TITLED “REDUCTION OF CLASS A SALES CHARGES” AND “SALES AT NET ASSET VALUE” IN THE SECTION TITLED “DISTRIBUTION ARRANGEMENTS” ON PAGE 50 OF THE PROSPECTUS WITH THE FOLLOWING:

Reduction of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify the Funds’ Transfer Agent, your financial adviser or other intermediary at the time of purchase and you also must provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the current value of those shares. The current value of shares is determined by multiplying the number of shares by the current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s Transfer Agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares or the Funds held in (i) all accounts (e.g. retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under age 21). You should retain any records necessary to substantiate historical costs because the Fund, its Transfer Agent and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver.

Investors may be able to reduce or eliminate front-end sales charges on Class A Shares through one or more of the following methods:

•	A larger investment. The sales charge decreases as the amount of your investment increases per the breakpoint chart above.

•

Rights of accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you and other immediate family members [which includes your spouse and children under the age of 21 as permitted under the Uniform Gifts to Minors Act (“UGMA”) or the Uniform Transfers to Minors Act (“UTMA”)], a trust established by you a family member as grantor, and those family members living at the same address can add the current value of any Class A Shares in all Spirit of America Funds that you currently own or are currently purchasing to the value of your Class A purchase. You must notify your investment adviser, the Fund’s Transfer Agent or other intermediaries, at the time of purchase, of your intent to qualify for this reduction and provide any required evidence showing that you qualify.

Rights of accumulation breakpoints are calculated based on the greater of cost or current market value (NAV). Cost is defined as: Gross purchases plus reinvested dividends minus redemptions.

•	Letter of Intent discount. If you declare in writing that you and other immediate family members [which includes your spouse and children under the age of 21 as permitted under the Uniform Gifts to Minors Act (“UGMA”) or the Uniform Transfers to Minors Act (“UTMA”)] and those family members living at the same address intend to purchase at least $100,000 in Class A Shares during a 13-month period, your sales charge is based on the total amount you intend to invest. You can combine your purchase of Class A Shares of any of the Spirit of America Funds to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

***

Sales at Net Asset Value.

Class A Shares of the Funds may be sold at NAV (i.e., without any initial sales charge) to certain investors, including: (i) investment advisory clients of the Adviser or its affiliates; (ii) (a) officers and present or former directors of the Company, (b) directors and present and full-time employees of selected dealers or agents, or the spouse, or minor children (up to age 18) of any such person, or any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or the estate of any such person or relative, if such shares are purchased for investment purposes (such shares may not be resold except to the Funds); (iii) the Adviser, the Distributor, and their affiliates, and certain employee benefit plans for employees of the Adviser and the Distributor; (iv) persons who establish, to the Distributor’s satisfaction, that they are investing, within ninety (90) days, proceeds of redemption of shares of such other, substantially similar open-end, registered investment companies, as may be determined from time to time in the discretion of the Distributor; and (v) investors who redeem shares of the Funds and then decide to reinvest their redemption proceeds in additional shares of a Fund within 30 days.

SUPPLEMENT DATED DECEMBER 29, 2015 TO THE SPIRIT OF AMERICA INVESTMENT FUND, INC. STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2015, AS AMENDED

(CLASS A SHARES)

EFFECTIVE AS OF NOVEMBER 18, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE TO THE SUB-SECTION TITLED “POTENTIAL CONFLICTS OF INTEREST,” “OWNERSHIP OF SECURITIES” AND “LEGAL PROCEEDINGS” IN THE SECTION TITLED “INFORMATION ABOUT PORTFOLIO MANAGERS” ON PAGES 18 AND 19 OF THE STATEMENT OF ADDITIONAL INFORMATION WITH THE FOLLOWING:

Potential Conflicts of Interest

The management of multiple funds may give rise to potential conflicts of interest if the funds have different objectives, benchmarks, time horizons and fees. The Portfolio Managers may be required to allocate their time and investment ideas across multiple funds. The Portfolio Managers may execute transactions for a fund that may adversely impact the value of securities held by another fund. Securities selected for one fund may outperform the securities selected for another fund. Each Portfolio Manager’s management of his/her personal accounts may also give rise to potential conflicts of interest.

The Portfolio Manager of the Income Fund, Real Estate Fund, Opportunity Fund, and Energy Fund, William Mason, is employed by DLA, a registered securities broker/dealer. In that capacity, he manages trading, underwriting, institutional sales and dealer sales covering products such as, municipal bonds, treasuries, collateralized mortgage obligations, corporate bonds and unit investment trusts. He also manages DLA’s proprietary fixed-income trading accounts. Mr. Revello, the Portfolio manager for the Municipal Tax Free Bond Fund and Co-Portfolio Manager for the Real Estate and Value Funds is also employed by DLA, a registered securities broker/dealer. In that capacity, he is involved in trading, underwriting and dealer sales covering products such as municipal bonds, treasuries, and corporate bonds. Mr. Reilly, a Co-Portfolio Manager for the Income Fund is also employed by DLA, a registered securities broker/dealer. In that capacity, he is involved in Tax-Free Municipal bonds, Taxable Municipal bonds, and Mortgage Backed Securities. Ms. Reilly, a Co-Portfolio Manager for the Opportunity Fund and the Income Fund is employed by DLA as an analyst for taxable and tax free municipal bonds. Conflicts of interest may arise because the Funds’ Portfolio Managers have day-to-day management responsibilities with respect to both the Funds and various other accounts. These potential conflicts include:

Limited Resources. The Portfolio Managers cannot devote their full time and attention to the management of each of the accounts that they manage. Accordingly, the Portfolio Managers may be limited in their ability to identify investment opportunities for each of the accounts that are as attractive as might be the case if the Portfolio Managers were to devote substantially more attention to the management of a single account. The effects of this potential conflict may be more pronounced where the accounts have different investment strategies.

Different Investment Strategies. The accounts managed by the Portfolio Managers have differing investment strategies. If the Portfolio Managers determine that an investment opportunity may be appropriate for only some of the accounts or decide that certain of the accounts should take different positions with respect to a particular security, the Portfolio Managers may effect transactions for one or more accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other accounts.

Selection of Brokers. The Portfolio Managers select the brokers that execute securities transactions for the accounts that they supervise. In addition to executing trades, some brokers provide the Portfolio Managers with research and other services which may require the payment of higher brokerage fees than might otherwise be available. The Portfolio Managers’ decision as to the selection of brokers could yield disproportionate costs and benefits among the accounts that they manage, since the research and other services provided by brokers may be more beneficial to some accounts than to others.

Ownership of Securities

The following table sets forth the dollar range of equity securities beneficially owned by the portfolio manager in the Funds as of December 31, 2014.

Fund	Alpana Sen	William Mason	Douglas Revello	Mark Reilly	Lauren Reilly
Real Estate Fund	$1-$10,000	$10,001-$50,000	None	None	None
Value Fund	None	$10,001-$50,000	None	None	None
High Yield Fund	None	$10,001-$50,000	$1-$10,000	None	None
Income Fund	$10,001-$50,000	$10,001-$50,000	None	None	None
Opportunity Fund	$1-$10,000	$10,001-$50,000	$1-$10,000	None	None

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Legal Proceedings

On May 7, 2010, each of William Mason, the Portfolio Manager for the Real Estate Fund, Income Fund, and Opportunity Fund, and DLA, the Fund’s principal underwriter and distributor, received a Notice of Complaint from the Department of Enforcement of the Financial Industry Regulatory Authority (“FINRA”) relating to Mr. Mason’s activities as head of the fixed income trading department of DLA and DLA’s activities as a municipal securities and collateralized mortgage obligations dealer. The Complaint alleges that each of Mr. Mason and DLA had violated certain NASD and Municipal Securities Rule Making Board fair pricing rules relating to the period January 1, 2005 through January 31, 2007. On April 4, 2012, a FINRA hearing panel issued a decision in this matter and assessed monetary fines and other sanctions against DLA and Mr. Mason, including a suspension of Mr. Mason from association with a FINRA member firm for six (6) months. Both DLA and Mr. Mason appealed the decision.

On May 27, 2011, FINRA filed a complaint against DLA, the Fund’s principal underwriter and distributor, related to its sales practices in connection with its role as managing dealer of an unaffiliated Real Estate Investment Trust offering, Apple REIT Ten, Inc. (“Apple REIT”). More specifically, FINRA alleged that DLA failed to conduct adequate due diligence, thereby leaving it without a reasonable basis for recommending customer purchases of Apple REIT, in addition to using false, exaggerated and misleading statements regarding the performance of earlier closed Apple REITs. In June 2011, several class action complaints were filed against DLA, Apple REIT entities and certain individuals, also in connection with the sale of various Apple REIT securities. In January 2012, FINRA amended its complaint to add David Lerner as an individual respondent and alleged violations of Section 17(a) of the Securities Act of 1933, as amended, including allegations of false, exaggerated and misleading communications to the public, through customer correspondence and investment seminars, about the investment returns, market values, performance of earlier closed Apple REITs as well as allegations of untrue statements and/or omitted material facts concerning the prior performance, steady distribution rates, unchanging valuations, and prospects of the earlier closed Apple REITs and/or Apple REIT. On October 22, 2012, DLA, Mr. Lerner and Mr. Mason settled all of the foregoing FINRA investigations and actions involving Apple REIT securities and municipal bond and collateralized mortgage obligation pricing. Without admitting or denying the allegations, in connection with the settlement, DLA, Mr. Lerner and Mr. Mason each agreed, among other things, to pay a fine; and Mr. Lerner agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of one year and in any principal capacity for a period of two years thereafter beginning on November 19, 2012; and Mr. Mason agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of six months, which suspension ended on June 16, 2013. The fines and suspensions do not involve the Income Fund, Opportunity Fund or the Adviser. On April 3, 2013, the class action complaints were dismissed, with prejudice, in their entirety. On April 12, 2013, plaintiffs filed a notice of appeal of the class action dismissal. On April 23, 2014, the United States Court of Appeals for the Second Circuit substantially affirmed the April 3, 2013 decision of United States District Judge, Kiyo A. Matsumoto, dismissing with prejudice the class action complaint in In Re Apple REITs Litigation. The Second Circuit held that Judge Matsumoto correctly found that there were no material misrepresentations or omissions in the offering materials for Apple REITs Six through Ten. The appeals court upheld dismissal of ten of the thirteen claims in the case, including all federal and state securities law claims, and also upheld Judge Matsumoto’s refusal to allow plaintiffs to amend their complaint. The appeals court remanded three state common law claims to the District Court for the Eastern District of New York for further proceedings. On March 25, 2015, the District Court dismissed the remaining state common law claims against DLA, with prejudice. Plaintiffs did not file an appeal. Neither the Adviser nor the Funds were a party to any of the investigations or actions listed in this section.

In October 2013, a class action litigation, titled Lewis v. Delaware Charter Guarantee & Trust Company, et al., (the “Litigation”) was commenced in federal court in Nevada against DLA, the Funds’ principal underwriter and distributor, along with other defendants, alleging, inter alia, breach of fiduciary duty, aiding and abetting breach of fiduciary duty, negligence and misrepresentation. The plaintiffs, purportedly customers who maintain individual retirement accounts at DLA which contained non-traded REIT securities, allege, among other things, that the defendants failed to accurately provide annual fair market values for those REIT securities. The Litigation was transferred to the U.S. District Court for the Eastern District of New York. On March 30, 2015, the District Court dismissed all claims against DLA, with prejudice. While it is unlikely that plaintiffs will appeal or that such appeal would be successful, there cannot be any assurance that if the class action plaintiffs were to ultimately be successful in the pursuit of an appeal of the decision dismissing the claims against DLA that such outcome would not materially affect DLA’s ability to act as the Funds’ principal underwriter and distributor, although it is not considered likely at this time that such material and adverse effects would occur. Neither the Adviser nor the Funds were a party to the Litigation.

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